Segment Information	12 Months Ended
Apr. 30, 2019
Segment Reporting [Abstract]
Segment Information

15. Segment Information

The following table summarizes the Company’s total revenue by geographic area based on the billing address of the customers (in thousands):

	Year Ended April 30,
	2019	2018	2017
United States	$155,935	$97,006	$60,501
Rest of world	115,718	62,929	27,676
Total revenue	$271,653	$159,935	$88,177

Other than the United States, no other individual country exceeded 10% or more of total revenue during the periods presented.

The following table presents the Company’s property and equipment, net of depreciation, by geographic region (in thousands):

	As of April 30,
	2019	2018
United States	$3,219	$3,187
The Netherlands	1,769	$341
United Kingdom	251	582
Rest of world	209	426
Total property and equipment, net	$5,448	$4,536